Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000012489 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012489 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	5.18%
C000012489 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.99%
C000012489 | Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	4.67%
C000012489 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	4.08%
C000012489 | S&P Global, Inc.None_78409V104
Holdings [Line Items]
Percent of Total Investments	3.86%
C000012489 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.59%
C000012489 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.41%
C000012489 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012489 | Danaher Corp.None_235851102
Holdings [Line Items]
Percent of Total Investments	3.16%
C000012489 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.50%
C000012489 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000012489 | Financials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000012489 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.90%
C000012489 | Materials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012489 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012489 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012489 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.10%
C000102025 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.79%
C000102025 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.21%
C000102025 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	4.69%
C000102025 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.55%
C000102025 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.20%
C000102025 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	4.09%
C000102025 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.02%
C000102025 | Markel Group, Inc.None_570535104
Holdings [Line Items]
Percent of Total Investments	3.97%
C000102025 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.79%
C000102025 | Old Dominion Freight Line, Inc.None_679580100
Holdings [Line Items]
Percent of Total Investments	3.78%
C000102025 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000102025 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
C000102025 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000102025 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000102025 | Materials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000102025 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102025 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000195205 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.79%
C000195205 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.21%
C000195205 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	4.69%
C000195205 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.55%
C000195205 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.20%
C000195205 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	4.09%
C000195205 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.02%
C000195205 | Markel Group, Inc.None_570535104
Holdings [Line Items]
Percent of Total Investments	3.97%
C000195205 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.79%
C000195205 | Old Dominion Freight Line, Inc.None_679580100
Holdings [Line Items]
Percent of Total Investments	3.78%
C000195205 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000195205 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
C000195205 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000195205 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000195205 | Materials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000195205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195205 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000231957 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.79%
C000231957 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	5.21%
C000231957 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	4.69%
C000231957 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.55%
C000231957 | CoStar Group, Inc.None_22160N109
Holdings [Line Items]
Percent of Total Investments	4.20%
C000231957 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	4.09%
C000231957 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.02%
C000231957 | Markel Group, Inc.None_570535104
Holdings [Line Items]
Percent of Total Investments	3.97%
C000231957 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.79%
C000231957 | Old Dominion Freight Line, Inc.None_679580100
Holdings [Line Items]
Percent of Total Investments	3.78%
C000231957 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.50%
C000231957 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
C000231957 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000231957 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000231957 | Materials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000231957 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.30%
C000231957 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115949 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.47%
C000115949 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	3.11%
C000115949 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.30%
C000115949 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.68%
C000115949 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.32%
C000115949 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.28%
C000115949 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000115949 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	3.19%
C000115949 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.10%
C000115949 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	2.91%
C000115949 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.20%
C000115949 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.60%
C000115949 | Financials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000115949 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000115949 | Materials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000115949 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000115949 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000195206 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.47%
C000195206 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	3.11%
C000195206 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.30%
C000195206 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.68%
C000195206 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.32%
C000195206 | Goosehead Insurance, Inc.NoneA_38267D109
Holdings [Line Items]
Percent of Total Investments	3.28%
C000195206 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000195206 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	3.19%
C000195206 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.10%
C000195206 | Repligen Corp.None_759916109
Holdings [Line Items]
Percent of Total Investments	2.91%
C000195206 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.20%
C000195206 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.60%
C000195206 | Financials
Holdings [Line Items]
Percent of Total Investments	15.20%
C000195206 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.90%
C000195206 | Materials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000195206 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
C000195206 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%